Financial Instruments - Summary of Net Debt to Equity Ratio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Disclosure of net debt equity ratio [abstract]
Debt	$ 12,225,842	$ 9,172,530
Cash and cash equivalents	2,567,160	4,464,000	$ 7,221,922	$ 2,276,867
Net debt	9,658,682	4,708,531
Equity (ii)	$ 29,327,572	$ 25,464,233	$ 21,737,963	$ 13,021,601
Net debt to equity ratio	0.33	0.18